Business and Asset Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business and Asset Acquisitions
Note 10.	Business and Asset Acquisitions

2019 Business Acquisitions

Grand River Jackpot

On August 26, 2019, the Company entered into an agreement to acquire all issued and outstanding membership interests in Grand River Jackpot, LLC and subsidiaries (“Grand River”), a terminal operator licensed by the State of Illinois Gaming Board. On September 16, 2019, the Company completed its acquisition of Grand River. Grand River had 2,009 VGTs in over 450 licensed establishments. The Company completed this transaction in order to expand its presence within the State of Illinois.

The acquisition aggregate purchase consideration transferred totaled $113.7 million, which included: i) a cash payment made at closing of $100.0 million; ii) a subsequent cash payment of approximately $6.6 million for a working capital adjustment and; iii) contingent purchase consideration with an estimated fair value of $7.1 million. The contingent consideration represents two installment payments that are to be paid, up to a maximum amount, as follows: i) $2.5 million within 30 days following the one-year anniversary of the acquisition closing date and; ii) $7.0 million within 30 days following the three-year anniversary of the acquisition closing date. These payments are subject to adjustment based on certain performance measures included within the purchase agreement. The estimated fair value was determined based on the Company’s expected probability of future payment, discounted using Grand River’s weighted average cost of capital. The cash payment made at closing and subsequent working capital adjustment payment were both funded with the Company’s existing credit facilities.

The acquisition was accounted for as a business combination using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The purchase price has been preliminarily allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values. The areas of the purchase price that are not yet finalized are primarily related to the valuation of location contracts, property and equipment, contingent consideration, and a final adjustment to working capital. The excess of the purchase price over the tangible and intangible assets acquired and liabilities assumed has been recorded as goodwill. The Grand River acquisition resulted in recorded goodwill as a result of a higher consideration multiple paid relative to prior similar acquisitions driven by maturity and quality of the operations and industry, including workforce and corresponding synergies, and is amortizable for income tax purposes. Management plans to integrate the Grand River acquisition into its existing business structure, which is comprised of a single reporting unit.

The following table summarizes the fair value of consideration transferred and the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Cash paid	$106,578
Contingent consideration	7,136

Total consideration	$113,714

Cash	$8,861
Location contracts acquired	53,200
Property and equipment:
Video game terminals and equipment	18,000
Land	28
Buildings	548
Vehicles	600
Goodwill	34,511

Total assets acquired	115,748
Accounts payable assumed	(532)
Accrued expenses assumed	(1,502)

Net assets acquired	$113,714

The Company incurred $0.2 million in acquisition related costs that are included in other operating expenses within the consolidated statement of operations for the period ended December 31, 2019.

The results of operations for Grand River are included in the consolidated financial statements of the Company from the date of acquisition. Grand River’s acquired assets generated revenues and net income of $16.6 million and $1.2 million for the period from the acquisition date of September 16, 2019, through December 31, 2019.

2019 Asset Acquisition

On September 23, 2019, pursuant to the terms of an asset purchase agreement, the Company purchased from Illinois Gaming Systems, LLC (“IGS”) terminal use agreements and equipment representing the operations of 139 video game terminals in 29 licensed establishments. The Company has accounted for this transaction as an asset acquisition. The purchase consideration consisted of: i) cash payment of $2.4 million paid at closing and; ii) note payable of $2.3 million issued at closing which is recorded in consideration payables. The asset acquisition costs were allocated to the following assets: i) video game terminals and equipment totaling $1.7 million and; ii) location contracts totaling $3.0 million. The note payable bears interest of 5% and is due in full on March 23, 2020.

2018 Business Acquisitions

The following table summarizes the consideration paid and the fair values of the tangible and intangible assets acquired at the acquisition dates for the Company’s 2018 business acquisitions (in thousands):

	Quad B	Skyhigh	G3	Mike’s Amusement	Family Amusement	Total
Cash paid at closing	$610	$9,268	$36,500	$3,500	$1,512	$51,390
Contingent consideration payable	—	4,324	1,026	—	—	5,350
Promissory note	—	—	—	—	3,368	3,368
Due to seller	—	618	3,019	—	—	3,637

Total Consideration	$610	$14,210	$40,545	$3,500	$4,880	$63,745

Cash	$—	$1,126	$2,507	$—	$—	$3,633
Video game terminals and equipment	—	506	3,009	—	—	3,515
Amusement and other equipment	472	59	204	420	300	1,455
Location contracts acquired	138	12,519	34,825	3,080	4,580	55,142

Total fair value of net assets acquired	610	14,210	40,545	3,500	4,880	63,745

Quad B

On September 1, 2018, the Company acquired certain assets of B.B.B.B., Inc. (“Quad B”), an Illinois amusement operator. The Company acquired 61 locations that are or are expected to become operational. Quad B’s acquired assets generated revenues and net income of $0.1 million and $0.1 million, respectively, for the period from the acquisition date of September 1, 2018, through December 31, 2018. Quad B’s acquired assets generated revenues and net income of $0.3 million and $0.1 million, respectively, for the year ended December 31, 2019.

Skyhigh Gaming

On August 1, 2018, the Company acquired certain assets of Skyhigh Gaming, LLC (“Skyhigh”), an Illinois licensed terminal operator. The Company initially acquired 23 locations that are or are expected to become operational.

The Company has a contingent consideration payable related to certain locations, as defined, in the acquisition agreement placed in operation during five years after the acquisition date (“the installment period”). The Company will pay Skyhigh 18.44% of the adjusted net terminal income, related to locations in operation during five years after the acquisition date. Payments will be made on a monthly basis for the first two years and every three months for the latter three years, through July 2023. The agreement also provides for a final payment upon the expiration of the installment period equal to 1.75 times the adjusted and defined net terminal income generated by the locations in the twelve-month period ending on the final payment date. The fair value of contingent consideration due as of December 31, 2019 and 2018 were $4.7 million and $4.5 million, respectively. The fair value of contingent consideration is included in the consideration payable on the consolidated balance sheets at December 31, 2019 and 2018. The contingent consideration accrued is measured at fair value on a recurring basis. The maximum amount is determined based on the net terminal income for the related locations.

Skyhigh’s acquired assets generated revenues and net income of $3.9 million and $1.1 million, respectively, for the period from the acquisition date of August 1, 2018, through December 31, 2018. Skyhigh’s acquired assets generated revenues and net income of $9.3 million and $2.2 million, respectively, for the year ended December 31, 2019.

G3 Gaming

On October 16, 2018, the Company acquired certain assets of G3 Gaming, LLC (“G3”), an Illinois licensed terminal operator. The Company initially acquired 87 locations that are or are expected to become operational.

The Company has contingent consideration payable related to locations placed in operation during the three years after the acquisition date whereby the Company will pay G3 a specified percent of the monthly terminal operator revenue less video gaming terminal fees for pending locations, recently added locations, and for a specified group of target establishments through 2022. The fair value of contingent consideration due as of December 31, 2019 and 2018 were $3.1 million and $1.0 million, respectively. The maximum amount is determined based on the net terminal income for the related locations.

G3’s acquired assets generated revenues and net income of $4.3 million and $0.8 million, respectively, for the period from the acquisition date of October 16, 2018, through December 31, 2018. G3’s acquired assets generated revenues and net income of $21.8 million and $3.3 million, respectively, for the year ended December 31, 2019.

Mike’s Amusements

On October 16, 2018, the Company acquired certain assets of Mike’s Amusements, Inc. (“Mike’s Amusements”), an Illinois amusement operator. The Company initially acquired 73 locations that are or are expected to become operational.

Mike’s Amusement’s acquired assets generated revenues and net income of $0.2 million and $0.1 million, respectively, for the period from the acquisition date of October 16, 2018, through December 31, 2018. Mike’s Amusement’s acquired assets generated revenues and net income of $1.0 million and $0.4 million, respectively, for the year ended December 31, 2019.

Family Amusement

On October 31, 2018, the Company entered into an agreement to acquire certain assets of Family Amusement, Inc. (“Family Amusement”), an Illinois amusement operator. The Company initially acquired 139 locations that are or are expected to become operational. Family Amusement’s acquired assets generated revenues and net income of $0.1 million and $0.1 million, respectively, for the period from the acquisition date of October 31, 2018, ending on December 31, 2018. Family Amusement’s acquired assets generated revenues and net income of $0.4 million and $0.2 million, respectively, for the year ended December 31, 2019.

The Company entered into a promissory note in connection with the acquisition. The promissory note provides for three annual installments of $0.4 million from 2019 through 2021, one installment of $0.7 million in 2022, and one installment of $2.1 million in 2023. The first installment was paid upon signing of the promissory note and each subsequent installment shall be paid on or before the anniversary date of the signing of the promissory note. The fair value of the consideration due as of December 31, 2019 and 2018 was $3.1 million and $3.4 million, respectively. The consideration is included in the consideration payable on the consolidated balance sheets at December 31, 2019 and 2018. The Company and Family Amusement had a pre-existing relationship prior to the business acquisition. Under that pre-existing relationship the Company had route and customer acquisition costs payable to Family Amusement. As a result of the business acquisition, the pre-existing route and customer acquisition payables to Family Amusement were settled and cost and accumulated amortization of the existing Family Amusement route and customer acquisition cost assets was disposed, and a $0.1 million reduction in amortization of route and customer acquisition costs and location contracts acquired was recorded.

2017 and prior Business Acquisitions

Fair Share Gaming

On July 1, 2017, the Company acquired certain assets and assumed certain liabilities of Fair Share Gaming, LLC (“Fair Share”), an Illinois licensed terminal operator. The Company initially acquired 125 locations that are or will become operational.

The following table summarizes the consideration paid and the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Cash paid at closing	$48,000
Issuance of common stock to seller	10,794
Contingent stock consideration	3,675
Due to seller	2,055
Contingent consideration	595

Total consideration	$65,119

Cash	$4,926
Video game terminals and equipment	6,363
Vehicles	126
Amusement and other equipment	1,148
Location contracts acquired	52,716

Total assets acquired	65,279
Accrued expenses assumed	(160)

Net assets acquired	$65,119

The Company has a contingent consideration payable related to certain locations, as defined in the acquisition agreement, in operation one year after the acquisition date. The Company will pay Fair Share half of the Company’s share of revenue after the state taxes based on the number of locations expected to be in operation one year after the acquisition date. On the one-year anniversary of the date the location goes live, monthly payments commence for a period of two years. The fair value of contingent consideration due as of December 31, 2019 and December 31, 2018 was $2.0 million and $1.0 million, respectively. The remaining contingent consideration is included in the consideration payable on the consolidated balance sheets. The contingent consideration accrued is measured at fair value on a recurring basis. The maximum amount is determined based on the net terminal income for the related locations.

The purchase agreement provided for $15 million of the purchase price to be paid through the issuance of Class A Common Stock in the Company. The purchase agreement allowed for an adjustment to the $15 million issuance of common stock to the seller fifteen months after the date of acquisition predicated on the estimated value of the Company at September 30, 2018. The fair value of the common stock issued on the acquisition date was $10.8 million. The difference between the $15 million provided for in the purchase agreement and the fair value of the common stock issued was discounted and $3.7 million was recorded as contingent stock consideration at the acquisition date. The adjustment was determined based on the difference between estimated Accel Value, as defined, at the acquisition date and actual Accel Value, as defined, as of September 30, 2018. As a result of this adjustment, 3,956 shares of Common Stock A were received back from Fair Share and placed into treasury during the year ended December 31, 2018.

Fair Share’s acquired assets generated revenues and net income of $19.0 million and $3.3 million, respectively, for the period from the acquisition date of July 1, 2017, through December 31, 2017. Fair Share’s acquired assets generated revenues and net income of $40.8 million and $7.0 million, respectively, for the year ended December 31, 2018. Fair Share’s acquired assets generated revenues and net income of $42.8 million and $7.8 million, respectively, for the year ended December 31, 2019.

Abraham

On June 1, 2016, the Company acquired certain assets and assumed certain liabilities of Abraham Gaming, LLC (“Abraham”), an Illinois licensed terminal operator. The Company initially acquired 138 locations that are or are expected to become operational.

The Company has a contingent consideration payable related to certain locations in operation two years after these locations go live. The Company will make one payment to Abraham for half of the Company’s share of revenue after the state taxes related to locations in operation within 10 business days after determining the amount owed related to the two years of operations. The fair value of contingent consideration due as of December 31, 2019 and 2018, was $0.1 million and $0.2 million, respectively. The remaining contingent consideration is included in the consideration payable on the consolidated balance sheets. The contingent consideration accrued is measured at fair value on a recurring basis. The maximum amount is determined based on the net terminal income for the related locations.

TAV Gaming

On December 30, 2014, the Company acquired certain assets and assumed certain liabilities of TAV Gaming, Inc. (“TAV”), an Illinois licensed terminal operator.

The total purchase consideration payable to TAV is subject to earnouts based on actual locations placed in operation and the performance thereof. The Company initially acquired 32 locations that were or would become operational. Consideration payable due to TAV in relation to the acquisition was $4.0 million and $1.4 million at December 31, 2019 and 2018, respectively, which is included in consideration payable in the accompanying consolidated balance sheets. The Company makes monthly payments of principal and interest due through December 30, 2024.

Pro Forma Results

The following unaudited pro forma consolidated financial information reflects the results of operations of the Company for the years ended December 31, 2019, 2018 and 2017 as if the acquisitions of Grand River, Quad B, Skyhigh, G3, Mike’s Amusements, Family Amusement and Fair Share Gaming, had occurred as of the beginning of the fiscal year prior to the fiscal year of acquisition, after giving effect to certain purchase accounting adjustments. These amounts are based on available financial information of the acquirees prior to the acquisition dates and are not necessarily indicative of what Company’s operating results would have been had the acquisitions actually taken place at the beginning of the fiscal year prior to the fiscal year of acquisition. This unaudited pro forma information for the years ended December 31, does not project revenues and income before income tax expense post acquisition (in thousands).

	2019	2018	2017
Revenues	$466,466	$409,142	$467,676
Net (loss) income	(2,598)	16,098	26,535

Consideration Payable

The Company has a contingent consideration payable related to certain locations, as defined, in the respective acquisition agreement which are placed into operation during a specified period after the acquisition date. The fair value of contingent consideration is included in the consideration payable on the consolidated balance sheets as of December 31, 2019 and 2018. The contingent consideration accrued is measured at fair value on a recurring basis.

Current and long-term portions of consideration payable consist of the following at December 31 (in thousands) :

	2019		2018
	Current	Long- Term	Current	Long- Term
TAV	$490	$3,497	$194	$1,232
Abraham	55	—	207	—
Fair Share Gaming	1,057	899	1,027	—
Family Amusement	293	2,815	357	3,011
Skyhigh	763	3,948	550	3,971
G3	2,952	154	221	806
Grand River	2,304	5,113	—	—
IGS	2,379	—	—	—

Total	$10,293	$16,426	$2,556	$9,020